ACCRUED LIABILITIES	6 Months Ended
Jun. 30, 2019
ACCRUED LIABILITIES [Abstract]
ACCRUED LIABILITIES	7. ACCRUED LIABILITIES
All amounts in USD ‘000	June 30, 2019	December 31, 2018
Accrued Interest	455	1,598
Accrued Expenses	5,934	7,362
Total	6,389	8,960